INCOME TAXES - Reconciliation of the Statutory Federal Income Tax Rates (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Federal statutory rate	(21.00%)	(21.00%)
Goodwill impairment	4.30%	0.00%
Change in valuation allowance	(1.60%)	21.30%
Other	(0.70%)	(0.30%)
Total	(19.00%)	0.00%